Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment (Details)	Nov. 30, 2024
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years